Annual Total Returns - Class A	Aug. 31, 2024
Macquarie Tax-Free USA Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	10.87%
2015	3.44%
2016	(0.10%)
2017	6.16%
2018	0.34%
2019	8.07%
2020	8.36%
2021	5.18%
2022	(16.22%)
2023	11.15%
Macquarie Tax-Free USA Intermediate Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	6.86%
2015	2.39%
2016	(0.72%)
2017	5.05%
2018	0.67%
2019	7.33%
2020	5.61%
2021	3.24%
2022	(12.20%)
2023	7.64%